Share-based awards and other equity instruments - RSUs activity (Details) - RSUs - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSUs
Beginning balance (in shares)	1,624,461	485,665	57,806
Granted (in shares)	1,035,151	1,606,140	474,121
Vested (in shares)	553,241	245,687	38,262
Cancelled (in shares)	740,248	221,657	8,000
Ending balance (in shares)	1,366,123	1,624,461	485,665	57,806
Weighted Average Grant Date Fair Value
Beginning balance (in EUR per share)	€ 1.39	€ 4.22	€ 3.88
Granted (in EUR per share)	3.81	1.13	4.25
Vested (in EUR per share)	2.08	4.30	3.88
Cancelled (in EUR per share)	1.44	2.43	5.29
Ending balance (in EUR per share)	€ 2.92	€ 1.39	€ 4.22	€ 3.88
Remaining contractual life	6 years	5 years	6 years	7 years